SHAREHOLDERS’ CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Shareholder's Capital [Abstract]
Disclosure of classes of share capital [text block]
The following table reconciles the change in Vermilion’s shareholders’ capital:

	2017		2016
	Shares		Shares
Shareholders’ Capital	('000s)	Amount ($M)	('000s)	Amount ($M)
Balance at January 1	118,263	2,452,722	111,991	2,181,089
Shares issued for the Dividend Reinvestment Plan	2,429	110,493	4,672	192,998
Vesting of equity based awards	1,060	69,743	1,320	67,146
Shares issued for equity based compensation	197	9,270	193	8,247
Share-settled dividends on vested equity based awards	170	8,478	87	3,242
Balance at December 31	122,119	2,650,706	118,263	2,452,722